Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Loss Per Share
Schedule of loss per share and weighted-average shares

The computation of loss per share and weighted-average shares of the Company’s Class A common stock outstanding for the periods presented are as follows:

	Three months ended June 30,		Six months ended June 30,
	2020	2019	2020	2019
Net loss	$(161,437)	$(28,113)	$(230,117)	$(57,667)
Basic and diluted weighted-average common shares outstanding	291,992	184,723	238,104	184,234
Loss per share attributable to common stockholders:
Basic and diluted	$(0.55)	$(0.15)	$(0.97)	$(0.31)

	Years ended December 31,
(in thousands except per share data):	2019	2018	2017
Net loss	$(142,734)	$(76,220)	$(75,556)
Less: accretion of preferred share issuance costs	(992)	(678)	(1,513)
Net loss attributable to common stockholders	$(143,726)	$(76,898)	$(77,069)
Basic and diluted weighted average common share outstanding	386,793	381,821	142,451
Loss per share attributable to common shareholders:
Basic and diluted	$(0.37)	$(0.20)	$(0.54)

Schedule of securities and Convertible Notes

There were no preferred or other dividends declared for the period. For the periods presented, the following securities were not required to be included in the computation of diluted shares outstanding:

	June 30, 2020	June 30, 2019
Warrants	2,327	3,783
Stock options	62,912	48,267
Total	65,239	52,050

	Years ended December 31,
	2019	2018	2017
Warrants	515	2,422	2,080
Stock options	135,823	111,877	61,562
Convertible Notes(a)	20,952	—	—
Total	157,290	114,299	63,642

Represents the conversion of the outstanding balance plus accrued interest divided by the stated conversion price of 3.31. These notes are contingently issuable as of December 31, 2019.